Summary of Due to Container Investors, Net (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	$ 14,559	$ 9,157
Due to container investors, net	23,514	18,697
Managed Fleet
Related Party Transaction [Line Items]
Accounts receivable	9,319	10,628
Prepaid expenses and other current assets	63	99
Accounts payable and accrued expenses	(427)	(1,187)
Due from to related party	$ 8,955	$ 9,540